Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net [Abstract]
Summary of property and equipment net
Cost:

Computer, peripheral equipment and software	$1,067	$1,421
Office furniture and equipment	628	842
Machinery and equipment	4,587	5,996
Leasehold improvements	1,764	2,311

	8,046	10,570

Accumulated depreciation and amortization	(4,386)	(5,792)

Property and equipment, net	$3,660	$4,778